Goodwill and Other Intangible Assets (Details) (USD $)				3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Plains Capital	Dec. 01, 2012 Plains Capital
Goodwill and Other Intangible Assets
Carrying amount of goodwill	$ 251,808,000	$ 251,808,000	$ 253,770,000		$ 230,073,000
Adjustments related to PlainsCapital acquisition				2,000,000
Other intangible assets	65,305,000	70,921,000	77,738,000
Estimated fair value of indefinite lived intangible assets related to state licenses acquired as a part of the NLC acquisition		$ 3,000,000	$ 3,000,000